INTANGIBLE ASSETS (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jul. 11, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)
Intangible Assets [Abstract]
Disclosure of intangible assets material to entity [text block]
IP Research & Development
On July 11, 2022, the Company completed the acquisition of a Phase 1 N,N-dimethyltryptamine (“DMT”) study (the “Asset Acquisition”) from Entheon Biomedical Corp. to accelerate the clinical development path for CYB004, Cybin’s proprietary deuterated DMT molecule for the potential treatment of anxiety disorders. The Company paid $1,000 for the Asset Acquisition, and assumed liabilities of $342.
Licenses
During the year ended March 31, 2023, the Company entered into multiple licensing agreements that provide Cybin with additional access to IP from over 15 more patents or patent applications, including the acquisition of an exclusive license to a targeted class of tryptamine-based molecules from Mindset Pharma Inc. (“Mindset”), for which it paid a one-time license fee of $680 (US$500). The licensing agreements collectively provide the Company with access to a broad range of preclinical molecule combinations for its library of psychedelic derivative drug development candidates. In addition to the exclusive license with Mindset, the Company spent an additional $650 on a licensing agreement.

IP Research & Development
On July 11, 2022, the Company completed the acquisition of a Phase 1 N,N-dimethyltryptamine (“DMT”) study (the “Asset Acquisition”) from Entheon Biomedical Corp. to accelerate the clinical development path for CYB004, Cybin’s proprietary deuterated DMT molecule for the potential treatment of anxiety disorders. The Company paid $1,000 for the Asset Acquisition, and assumed liabilities of $342.
Licenses
During the year ended March 31, 2023, the Company entered into multiple licensing agreements that provide Cybin with additional access to IP from over 15 more patents or patent applications, including the acquisition of an exclusive license to a targeted class of tryptamine-based molecules from Mindset Pharma Inc. (“Mindset”), for which it paid a one-time license fee of $680 (US$500). The licensing agreements collectively provide the Company with access to a broad range of preclinical molecule combinations for its library of psychedelic derivative drug development candidates. In addition to the exclusive license with Mindset, the Company spent an additional $650 on a licensing agreement.

Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		$ 2,083
Balance		$ 5,470		$ 2,083
Intangible assets other than goodwill [member] | Discount rate
Reconciliation of changes in intangible assets other than goodwill [abstract]
Significant unobservable input, assets		0.157	0.157
Copyrights, patents and other industrial property rights, service and operating rights [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		$ 443
Balance		978		443
Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		74
Balance		56		74
Intangible assets under development [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		1,566
Balance		3,076		1,566
Intangible Assets Under Development - Upfront
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	$ 1,000
Intangible Assets Under Development - Assumed Liabilities
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	$ 342
Licences [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Balance		1,360		0
Licences - 1
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions		680	$ 500
Licenses - 2
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions		650
Gross carrying amount [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		2,083		1,701
Additions		3,167		415
Increase (decrease) through net exchange differences, intangible assets other than goodwill		257		(33)
Balance		5,507		2,083
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		443		97
Additions		495		341
Increase (decrease) through net exchange differences, intangible assets other than goodwill		40		5
Balance		978		443
Gross carrying amount [member] | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		74		0
Additions		0		74
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0		0
Balance		74		74
Gross carrying amount [member] | Intangible assets under development [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		1,566		1,604
Additions		1,342		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		168		(38)
Balance		3,076		1,566
Gross carrying amount [member] | Licences [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0		0
Additions		1,330		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		49		0
Balance		1,379		0
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Balance		(37)		0
Amortisation expense		37
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Balance		0		0
Amortisation expense		0
Accumulated depreciation and amortisation [member] | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Balance		(18)		0
Amortisation expense		18
Accumulated depreciation and amortisation [member] | Intangible assets under development [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Balance		0		0
Amortisation expense		0
Accumulated depreciation and amortisation [member] | Licences [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Balance		(19)		$ 0
Amortisation expense		$ 19